Summary of Significant Accounting Policies - Scedhule of Translation of Foreign Currencies Exchange Rates (Details) - RMB [Member]	Sep. 30, 2024	Sep. 30, 2023
Scedhule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies	4.122	4.692
Year-average RM [Member]
Scedhule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies	4.6498	4.5317